Expense Example - Themes Optical ETF - Themes Optical ETF	Nov. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176